Financial Assets and Financial Liabilities_Carrying Amount And Fair Value Of Financial Assets And Liabilities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 582,219,781		₩ 498,191,361
Fair value		585,003,881		500,565,482
Financial Assets Measured At Fair Value		128,406,037		103,175,810
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		456,597,843		397,389,672
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		496,813,305		435,352,295
Fair value		497,750,058		436,421,064
Financial Liabilities Measured At Fair Value		17,032,955		18,375,494
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		480,717,103		418,045,570
Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		33,330,288		26,439,692
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		22,801,037		12,602,874
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		2,231,461		2,821,453
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		80,957,228		63,821,636
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		38,428,580		31,165,284
Reasonable Approximation Of Fair Value Financial Assets		18,855,505		17,352,644
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		5,458,616		4,105,191
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		240,538,815		190,461,055
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		59,065,677		48,435,570
Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		14,118,521	[1]	12,914,482
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		395,368,226		353,621,514
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		381,200,537		344,474,455
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		9,342,878	[1]	11,448,850
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		240,178,288		227,584,515
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		211,566,001		204,954,928
Financial liabilities at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		2,025,951		2,663,327
Fair value		2,025,951		2,663,327
Financial Liabilities Measured At Fair Value		2,025,951		2,663,327
Financial liabilities at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		2,025,951		2,663,327
Financial liabilities at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0		0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0	[1]	0
Financial liabilities designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		9,784,107		12,704,826
Fair value		9,784,107		12,704,826
Financial Liabilities Measured At Fair Value		₩ 9,784,107		12,704,826
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method ("FDM"), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,040		492
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 581,636		₩ 1,482,302
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model and others		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate and others		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate and others
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 9,201,431	[1]	₩ 11,222,032
Derivatives held for trading
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		5,014,072		2,842,950
Fair value		5,014,072		2,842,950
Financial Liabilities Measured At Fair Value		₩ 5,014,072		2,842,950
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method ("FDM"), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for trading | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 204,470		157,634
Derivatives held for trading | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 4,668,155		₩ 2,458,498
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Option Model, FDM and others
Inputs		Discount rate, Price of underlying asset, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield and others		Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend yield, Probability of default (PD), Credit spread and others
Derivatives held for trading | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 141,447	[1]	₩ 226,818
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		208,825		164,391
Fair value		208,825		164,391
Financial Liabilities Measured At Fair Value		₩ 208,825		164,391
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method ("FDM"), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0		0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 208,825		₩ 164,391
Valuation techniques		DCF Model, Closed Form, FDM and others		DCF Model, Closed Form, FDM and others
Inputs		Discount rate, Foreign exchange rate and others		Discount rate, Volatility, Foreign exchange rate and others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0	[1]	₩ 0
Deposits
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		338,580,220		305,592,771
Fair value		338,833,784		306,048,291
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 338,833,784		306,048,291
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0		0
Deposits | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	181,472,846		142,021,800
Deposits | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	157,360,938		164,026,491
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 157,360,938		₩ 164,026,491
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Prepayment rate, Interest rate		Other spread, Prepayment rate, Interest rate
Borrowings
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 49,827,156		₩ 37,818,860
Fair value		50,081,900		37,808,944
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 50,081,900		37,808,944
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.
Borrowings | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 0		0
Borrowings | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	1,149,734		1,469,263
Reasonable Approximation Of Fair Value Financial Liabilities		292		4,685
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,149,442		₩ 1,464,578
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Borrowings | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 48,932,166		₩ 36,339,681
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 48,932,166		₩ 36,339,681
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rates
Debentures
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 62,760,687		₩ 50,935,583
Fair value		63,189,132		51,558,748
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 63,189,132		51,558,748
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Fair value is determined by using the valuation results of external professional valuation institution, which are calculated using market inputs.
Debentures | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Debentures | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		57,916,235		46,969,992
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 57,916,235		₩ 46,969,992
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 5,272,897		₩ 4,588,756
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 5,272,897		₩ 4,588,756
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rate		Other spread, Interest rates
Other financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 28,612,287		₩ 22,629,587
Fair value		28,612,287		22,629,587
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 28,612,287		22,629,587
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	28,612,287		22,629,587
Cash and due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		25,608,842		20,837,878
Fair value		25,612,273		20,835,235
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 25,612,273		20,835,235
Description Of Valuation Processes Used In Fair Value Measurement Assets		Carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using Discounted Cash Flow ("DCF") Model.
Cash and due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 3,362,096		3,015,104
Cash and due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	19,573,075		13,812,640
Cash and due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	2,677,102		4,007,491
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,677,102		₩ 4,007,491
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rates		Credit spread, Other spread, Interest rates
Financial assets at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 61,035,455		₩ 53,549,086
Fair value		61,035,455		53,549,086
Financial Assets Measured At Fair Value		₩ 61,035,455		53,549,086
Description Of Valuation Processes Used In Fair Value Measurement Assets		Fair value of financial instruments that are quoted in active markets is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institution. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method, deemed suitable considering the characteristics of the financial instruments.
Financial assets at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 14,508,028		11,177,716
Financial assets at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		35,298,665		31,476,070
Financial assets at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		11,228,762	[1]	10,895,300
Due from financial institutions measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		100,094		216,367
Fair value		100,094		216,367
Financial Assets Measured At Fair Value		100,094		216,367
Due from financial institutions measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Due from financial institutions measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 10,011		₩ 165,242
Valuation techniques		DCF Model		DCF Model, One factor Hull-White Model,
Inputs		Projected cash flow, Discount rate		Discount rate, Volatility and others
Due from financial institutions measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 90,083	[1]	₩ 51,125
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		58,415,100		50,721,526
Fair value		58,415,100		50,721,526
Financial Assets Measured At Fair Value		58,415,100		50,721,526
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		13,316,819		9,853,733
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 34,580,168		₩ 30,735,027
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method and others		DCF Model, Closed Form, Option Model, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient and others		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 10,518,113	[1]	₩ 10,132,766
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,092,313		2,103,843
Fair value		2,092,313		2,103,843
Financial Assets Measured At Fair Value		2,092,313		2,103,843
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		1,101,244		1,244,178
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 409,259		₩ 336,389
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate and others		Interest rate, Discount rate and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 581,810	[1]	₩ 523,276
Loans measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		337,983		427,545
Fair value		337,983		427,545
Financial Assets Measured At Fair Value		337,983		427,545
Loans measured at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Loans measured at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 299,227		₩ 239,412
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rate, Discount rate and others		Interest rate, Discount rate and others
Loans measured at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 38,756	[1]	₩ 188,133
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		89,965		79,805
Fair value		89,965		79,805
Financial Assets Measured At Fair Value		89,965		79,805
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		89,965		79,805
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0	[1]	0
Derivatives held for trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		5,210,512		3,008,598
Fair value		5,210,512		3,008,598
Financial Assets Measured At Fair Value		₩ 5,210,512		3,008,598
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method ("FDM"), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 90,459		72,983
Derivatives held for trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 4,678,185		₩ 2,398,831
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, Closed Form, FDM, Option Model, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Discount rate, Underlying asset Index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield and others		Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend yield, Probability of default (PD), Credit spread and others
Derivatives held for trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 441,868	[1]	₩ 536,784
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		334,873		182,075
Fair value		334,873		182,075
Financial Assets Measured At Fair Value		₩ 334,873		182,075
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method ("FDM"), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 334,873		₩ 182,075
Valuation techniques		DCF Model, Closed Form, FDM and others		DCF Model, Closed Form, FDM and others
Inputs		Discount rate, Volatility, Foreign exchange rate and others		Discount rate, Volatility, Foreign exchange rate and Others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Loans measured at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		377,166,984		339,684,059
Fair value		378,791,808		340,836,884
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 378,791,808		340,836,884
Description Of Valuation Processes Used In Fair Value Measurement Assets		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		0
Loans measured at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		271,241		372,988
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 271,241		₩ 372,988
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Loans measured at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 378,520,567		₩ 340,463,896
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 378,520,567		₩ 340,463,896
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate		Credit spread, Other spread, Prepayment rate, Interest rate
Securities measured at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 36,870,229		₩ 25,346,555
Fair value		38,026,073		26,570,494
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 38,026,073		26,570,494
Description Of Valuation Processes Used In Fair Value Measurement Assets		Fair value of financial instruments that are quoted in active markets is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institution. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method, deemed suitable considering the characteristics of the financial instruments.
Securities measured at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 19,438,941		9,587,770
Securities measured at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		18,584,264		16,979,656
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 18,584,264		₩ 16,979,656
Valuation techniques		DCF Model, Monte Carlo Simulation		DCF Model, Monte Carlo Simulation
Inputs		Discount rate, Interest rate		Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 2,868		₩ 3,068
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,868		₩ 3,068
Valuation techniques		DCF Model		DCF Model
Inputs		Interest rates		Interest rates
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 61,825,197		₩ 46,436,051
Fair value		61,825,197		46,436,051
Financial Assets Measured At Fair Value		₩ 61,825,197		46,436,051
Description Of Valuation Processes Used In Fair Value Measurement Assets		Fair value of financial instruments that are quoted in active markets is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institution. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method, deemed suitable considering the characteristics of the financial instruments.
Financial assets at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 18,731,801		15,188,993
Financial assets at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		40,645,505		29,764,660
Financial assets at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		2,447,891	[1]	1,482,398
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		58,456,889		43,556,848
Fair value		58,456,889		43,556,848
Financial Assets Measured At Fair Value		58,456,889		43,556,848
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		18,147,167		14,236,566
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 40,309,722		₩ 29,320,282
Valuation techniques		DCF Model, Market value approach		DCF Model, Option model, Market value approach
Inputs		Discount rate, Volatility and others		Discount rate, Underlying asset Index, Volatility, and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0	[1]	₩ 0
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		3,074,899		2,504,105
Fair value		3,074,899		2,504,105
Financial Assets Measured At Fair Value		3,074,899		2,504,105
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		584,634		952,427
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 70,357		₩ 69,280
Valuation techniques		DCF Model		DCF Model, Black-Scholes Model
Inputs		Interest rate, Discount rate and others		Discount rate, Underlying asset Index, Volatility, and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 2,419,908	[1]	₩ 1,482,398
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		293,409		375,098
Fair value		293,409		375,098
Financial Assets Measured At Fair Value		293,409		375,098
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0		0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 265,426		₩ 375,098
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate, Volatility and others		Discount rate, Underlying asset Index, Volatility, and others
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 27,983	[1]	₩ 0
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		14,167,689		9,147,059
Fair value		14,167,689		9,147,059
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 14,167,689		9,147,059
Description Of Valuation Processes Used In Fair Value Measurement Assets		Carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 0		0
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	0		0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[4]	₩ 14,167,689		₩ 9,147,059

[1]	Included KB Securities Co., Ltd.'s OTC derivatives consist of KRW 635,920 million of financial assets at fair value through profit or loss (debt instruments), KRW 9,201,431 million of financial liabilities designated at fair value through profit or loss, KRW 441,775 million of derivative financial assets and KRW 134,934 million of derivative financial liabilities.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair value.
[3]	Borrowings of KRW 4,685 million and KRW 292 million included in Level 2 is the carrying amounts which are reasonable approximation of fair value as of December 31, 2019 and 2020, respectively.
[4]	Other financial assets and other financial liabilities included in Level 3 are the carrying amounts which are reasonable approximation of fair value.